GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Notes to Financial Statements
Net loss	$ 157,831	$ (674,576)	$ 584,859	$ (774,106)	$ (4,889,704)	$ (2,283,276)
Net cash used in operations			(533,749)	$ (346,399)	(3,453,303)	(218,830)
Accumulated deficit	(6,885,700)		(6,885,700)		(7,470,559)	$ (2,580,855)
Working capital deficit	$ (5,017,352)		$ (5,017,352)		$ (6,149,165)